Intangible Assets Other Than Goodwill (Details2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Intangible assets other than goodwill
Acquisition Cost	$ 84,380	$ 84,380
Accumulated Amortization	(24,955)	(20,517)
Net Book Value	59,425	63,863
Trade name
Intangible assets other than goodwill
Acquisition Cost	10,420	10,420
Accumulated Amortization	(5,210)	(4,168)
Net Book Value	5,210	6,252
Port terminal operating rights
Intangible assets other than goodwill
Acquisition Cost	34,060	34,060
Accumulated Amortization	(6,462)	(5,533)
Net Book Value	27,598	28,527
Customer relationships
Intangible assets other than goodwill
Acquisition Cost	36,120	36,120
Accumulated Amortization	(9,503)	(7,728)
Net Book Value	26,617	28,392
Favorable lease terms
Intangible assets other than goodwill
Acquisition Cost	3,780	3,780
Accumulated Amortization	(3,780)	(3,088)
Net Book Value	$ 0	$ 692